BLDRS INDEX FUNDS TRUST

SUPPLEMENT DATED APRIL 17, 2008 TO THE PROSPECTUS DATED JANUARY 31, 2008
OF:

BLDRS ASIA 50 ADR INDEX FUND
BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND
BLDRS EMERGING MARKETS 50 ADR INDEX FUND
BLDRS EUROPE 100 ADR INDEX FUND
(each a “Fund” and, together, the “Funds”)

The name of PowerShares Capital Management LLC, the sponsor of the BLDRS Index Funds Trust (the “Trust”), has changed to “Invesco PowerShares Capital Management LLC”. In connection with such name change, all references to “PowerShares Capital Management LLC” are hereby replaced with references to “Invesco PowerShares Capital Management LLC”.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.